Cash Flow Information (Cash Payments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Cash payments:
Interest	¥ 168,101	¥ 182,633	¥ 117,759
Income taxes, net	¥ 113,122	¥ 3,507	¥ 187,246